Summary of Significant Accounting Policies - Schedule of Estimated Useful Life (Detail)	12 Months Ended
Sep. 27, 2013
Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property and equipment, Estimated Useful Life	Shorter of useful life or term of lease
Minimum [Member] | Machinery and Equipment [Member]
Accounting Policies [Line Items]
Property and equipment, Estimated Useful Life	2 years
Minimum [Member] | Computer Equipment and Software [Member]
Accounting Policies [Line Items]
Property and equipment, Estimated Useful Life	2 years
Minimum [Member] | Furniture and Fixtures [Member]
Accounting Policies [Line Items]
Property and equipment, Estimated Useful Life	7 years
Maximum [Member] | Machinery and Equipment [Member]
Accounting Policies [Line Items]
Property and equipment, Estimated Useful Life	7 years
Maximum [Member] | Computer Equipment and Software [Member]
Accounting Policies [Line Items]
Property and equipment, Estimated Useful Life	5 years
Maximum [Member] | Furniture and Fixtures [Member]
Accounting Policies [Line Items]
Property and equipment, Estimated Useful Life	10 years